Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses
4.	Accrued Expenses
Accrued expenses consist of the following:

	March 31, 2023	December 31 2022
Professional fees	$—	$608,846
Employee compensation costs	2,150,126	1,364,142
Other liabilities	48,442	65,303

Total accrued expenses and other current liabilities	$2,198,568	$2,038,291

4.	Accrued Expenses
Accrued expenses consist of the following:

	December 31,
	2022	2021
Contract research and development costs	$—	$486,795
Professional Fees	608,846	—
Employee compensation costs	1,364,142	157,248
Income tax	—	107,474
Other liabilities	65,303	238,968

Total accrued expenses and other current liabilities	$2,038,291	$990,485

Included in contract research and development costs as of December 31, 2021 was the liability related to the upfront payment received from VennDC, LLC (“Venn”). See Note 9, Collaborative and Licensing Agreements, for additional information. During the year ended December 31, 2022, the Company recorded a liability of $1,885,843 for unpaid compensation due to current and former directors and officers, of which $1,095,043 is included in accrued expenses and $790,800 is included in other noncurrent liabilities.